Investments in Associates and Joint Ventures - Summary of Reconciliation of Carrying Amount of Interests in the Associates and Joint Ventures (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates and joint ventures [line items]
Carrying amount	₩ 279,431	₩ 284,075
Korea Information & Technology Fund [member]
Disclosure of associates and joint ventures [line items]
Net assets	₩ 418,601	₩ 404,908
Percentage of ownership	33.30%	33.30%
Share in net assets	₩ 139,534	₩ 134,969
Carrying amount	139,534	134,969
KT-SB Venture Investment [member]
Disclosure of associates and joint ventures [line items]
Net assets	₩ 5,884	₩ 9,471
Percentage of ownership	50.00%	50.00%
Share in net assets	₩ 2,942	₩ 4,736
Carrying amount	2,942	4,736
Mongolian Telecommunications [Member]
Disclosure of associates and joint ventures [line items]
Net assets		₩ 15,610
Percentage of ownership		40.00%
Share in net assets		₩ 6,244
Carrying amount		6,244
KT Wibro Infra Co., Ltd. [member]
Disclosure of associates and joint ventures [line items]
Net assets		₩ 269,769
Percentage of ownership		26.20%
Share in net assets		₩ 70,679
Carrying amount		52,200
KT Wibro Infra Co., Ltd. [member] | Material reconciling items [member]
Disclosure of associates and joint ventures [line items]
Share in net assets		(18,479)
KT-CKP New Media Investment Fund [member]
Disclosure of associates and joint ventures [line items]
Net assets	₩ 4,620	₩ 8,967
Percentage of ownership	49.70%	49.70%
Share in net assets	₩ 2,294	₩ 4,454
Carrying amount	2,294	₩ 4,454
KT-IBKC future investment fund [member]
Disclosure of associates and joint ventures [line items]
Net assets	₩ 21,649
Percentage of ownership	50.00%	50.00%
Share in net assets	₩ 10,825
Carrying amount	10,825
K Bank Inc. [member]
Disclosure of associates and joint ventures [line items]
Net assets	₩ 233,775
Percentage of ownership	10.00%
Share in net assets	₩ 42,108
Carrying amount	₩ 42,108